Income Taxes (Details) $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Income Taxes [Line Items]
Additional expenditures	$ 2.3
Company deposited (in Dollars)		$ 9.3	$ 9.3
Minimum [Member]
Income Taxes [Line Items]
Potential tax indemnification to investors	10.8
Maximum [Member]
Income Taxes [Line Items]
Potential tax indemnification to investors	$ 2.9